SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is October 26, 2018.

MFS® Variable Insurance Trust III:

MFS® BLENDED RESEARCH® SMALL CAP EQUITY PORTFOLIO MFS® CONSERVATIVE ALLOCATION PORTFOLIO MFS® GLOBAL REAL ESTATE PORTFOLIO MFS® GROWTH ALLOCATION PORTFOLIO MFS® INFLATION-ADJUSTED BOND PORTFOLIO	MFS® LIMITED MATURITY PORTFOLIO MFS® MID CAP VALUE PORTFOLIO MFS® MODERATE ALLOCATION PORTFOLIO MFS® NEW DISCOVERY VALUE PORTFOLIO
Effective immediately, the sub-sections entitled "Compensation," "Ownership of Fund Shares," and "Other Accounts" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)" are hereby restated, with respect to MFS Conservative Allocation Portfolio, MFS Growth Allocation Portfolio, and MFS Moderate Allocation Portfolio only, as follows:
Compensation
Portfolio manager compensation is reviewed annually. As of December 31, 2017, portfolio manager total cash compensation is a combination of base salary and performance bonus:
Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.
Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.
With respect to each portfolio manager except Mr. Joseph Flaherty, Jr., the performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.
The quantitative portion is primarily based on the pre-tax performance of assets managed by the portfolio manager over three- and five-year periods relative to peer group universes and/or indices ("benchmarks"). As of December 31, 2017, the following benchmarks were used to measure the following portfolio managers' performance for the following Funds:

Fund	Portfolio Manager	Benchmark(s)
MFS Conservative Allocation Portfolio	Natalie Shapiro[1]	Bloomberg Barclays U.S. Aggregate Bond Index MFS Conservative Allocation Fund Blended Index

MFS Growth Allocation Portfolio	Natalie Shapiro[1]	Standard & Poor's 500 Stock Index MFS Growth Allocation Fund Blended Index

MFS Moderate Allocation Portfolio	Natalie Shapiro[1]	Standard & Poor's 500 Stock Index MFS Moderate Allocation Fund Blended Index
1 Information is as of September 1, 2018.

Additional or different benchmarks, including versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, may also be used.  Consideration is primarily given to portfolio performance over three and five years with consideration given to other periods, if available.  For portfolio managers who have served for more than five years, additional, longer-term performance periods, including the ten-year and since inception periods, are also considered.  For portfolio managers who have served for less than three years, additional, shorter-term performance periods, including the one-year period, may also be considered.  Emphasis is generally placed on longer performance periods when multiple performance periods are available.
The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management's assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

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With respect to Mr. Flaherty, his compensation reflects his broader role within MFS as Chief Investment Risk Officer in addition to being a portfolio manager.  His performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.  The quantitative portion is based on overall group investment performance and business performance metrics. The qualitative portion is based on the results of an annual internal review process conducted by the Chief Executive Officer which takes into account his broad leadership responsibilities.  This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.
Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.
Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager's compensation depends upon the length of the individual's tenure at MFS and salary level, as well as other factors.
Ownership of Fund Shares
Because the Fund serves as an underlying investment vehicle for Contracts, the portfolio managers are not eligible to invest directly in the Fund.  Therefore, no portfolio manager owned shares of the Fund as of September 30, 2018.
Other Accounts
In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate.  Wholly-owned subsidiaries of registered investment companies are not considered separate accounts for purposes of number of accounts and total assets managed.  The number and assets of these accounts were as follows as of the Fund's fiscal year ended December 31, 2017:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Conservative Allocation Portfolio	Joseph Flaherty	Registered Investment Companies[1]	17	$21.2 billion
		Other Pooled Investment Vehicles	12	$408.7 million
		Other Accounts	0	Not Applicable
	Natalie Shapiro[2] (Became a Portfolio Manager of the Fund on September 1, 2018)	Registered Investment Companies[1]	20	$22.6 billion
		Other Pooled Investment Vehicles	12	$423.5 million
		Other Accounts	0	Not Applicable

MFS Growth Allocation Portfolio	Joseph Flaherty	Registered Investment Companies[1]	17	$21.2 billion
		Other Pooled Investment Vehicles	12	$408.7 million
		Other Accounts	0	Not Applicable
	Natalie Shapiro[2] (Became a Portfolio Manager of the Fund on September 1, 2018)	Registered Investment Companies[1]	20	$22.6 billion
		Other Pooled Investment Vehicles	12	$423.5 million
		Other Accounts	0	Not Applicable

MFS Moderate Allocation Portfolio	Joseph Flaherty	Registered Investment Companies[1]	17	$21.2 billion
		Other Pooled Investment Vehicles	12	$408.7 million
		Other Accounts	0	Not Applicable
	Natalie Shapiro[2] (Became a Portfolio Manager of the Fund on September 1, 2018)	Registered Investment Companies[1]	20	$22.6 billion
		Other Pooled Investment Vehicles	12	$423.5 million
		Other Accounts	0	Not Applicable
[1]	Includes the Fund.
[2]	Account information is as of September 30, 2018.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

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